Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
2019 Acquisitions [Member]
Summary of Allocation of Purchase Price/Acquisition Costs
The following is a summary of the allocation of the purchase price in the above transactions, which includes the final fair value allocation of the asset acquired and liabilities assumed in a business combination completed on July 15, 2019, for an aggregate purchase price of $127,000.

Total
Property, plant and equipment	$37,988
Site locations	131,208
Non-competition agreements	240
Customer lists and contracts	23,032
Asset acquisition costs	756
Other intangibles	3,115
Goodwill	29,360
Current assets	1,860
Current liabilities	(832)
Operating right of use assets	23,934
Operating lease liabilities	(21,573)
Other liabilities	(1,500)

$227,588

Summary of Unaudited Pro Forma Financial Information	The following unaudited pro forma financial information for the Company gives effect to the 2019 and 2018 acquisitions as if they had occurred on January 1, 2018. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2019	2018
	(unaudited)
Net revenues	$1,764,493	$1,724,821
Net income applicable to common stock	$369,300	$292,012
Net income per common share — basic	$3.69	$2.96
Net income per common share — diluted	$3.68	$2.95

2018 Acquisitions Excluding Fairway Assets [Member]
Summary of Allocation of Purchase Price/Acquisition Costs
The following is a summary of the allocation of the acquisition costs in the above transactions, excluding the preliminary allocation of Fairway.

Total
Property, plant and equipment	$8,648
Site locations	57,105
Non-competition agreements	342
Customer lists and contracts	6,521
Asset acquisition costs	336
Current assets	1,041
Current liabilities	(355)

$73,638

Summary of Unaudited Pro Forma Financial Information
The following unaudited pro forma financial information for the Company gives effect to the 2018 and 2017 acquisitions as if they had occurred on January 1, 2017. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2018	2017
	(unaudited)
Net revenues	$1,699,052	$1,647,445
Net income applicable to common stock	$299,493	$306,900
Net income per common share — basic	$3.03	$3.13
Net income per common share — diluted	$3.02	$3.12